Intangible Assets	12 Months Ended
Jan. 31, 2022
Text block [abstract]
Intangible Assets
10.	INTANGIBLE ASSETS
The Company’s intangible assets were as follows, as at:

	January 31, 2022			January 31, 2021
	Cost	Accumulated depreciation	Carrying amount	Cost	Accumulated depreciation	Carrying amount
Goodwill	$115.9	$—	$115.9	$116.0	$—	$116.0
Trademarks	197.2	—	197.2	199.3	—	199.3
Software and licences	249.2	125.4	123.8	189.8	111.3	78.5
Patents	5.1	1.9	3.2	5.3	1.4	3.9
Dealer networks	131.0	76.5	54.5	134.1	68.6	65.5
Customer relationships	22.9	22.6	0.3	25.0	23.1	1.9
Total	$721.3	$226.4	$494.9	$669.5	$204.4	$465.1
The Company completed the required annual impairment test of goodwill and indefinite useful life trademarks as at the consolidated statement of financial position dates and concluded that no impairment had occurred during the year ended January 31, 2022. The Company concluded that an impairment had occurred during the year ended January 31, 2021 (see Note 25).
The following table explains the changes in Company’s intangible assets during the year ended January 31, 2022:

	Carrying amount as at January 31, 2021	Additions [a]	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2022
Goodwill	$116.0	$—	$—	$(0.1)	$115.9
Trademarks	199.3	—	—	(2.1)	197.2
Software and licences	78.5	62.3	(16.4)	(0.6)	123.8
Patents	3.9	—	(0.5)	(0.2)	3.2
Dealer networks	65.5	—	(8.5)	(2.5)	54.5
Customer relationships	1.9	—	(1.4)	(0.2)	0.3
Total	$465.1	$62.3	$(26.8)	$(5.7)	$494.9
[a]
Government assistance of $6.5 million has been recorded against the additions.
The following table explains the changes in Company’s intangible assets during the year ended January 31, 2021:

	Carrying amount as at January 31, 2020	Additions	Depreciation	Impairment (Note 25)	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2021
Goodwill	$230.2	$—	$—	$(114.3)	$0.1	$116.0
Trademarks	219.2	—	—	(20.2)	0.3	199.3
Software and licences	76.6	26.6	(16.3)	(8.9)	0.5	78.5
Patents	4.4	—	(0.5)	—	—	3.9
Dealer networks	76.2	—	(9.2)	(3.2)	1.7	65.5
Customer relationships	3.5	—	(1.8)	—	0.2	1.9
Total	$610.1	$26.6	$(27.8)	$(146.6)	$2.8	$465.1